EMPLOYEE BENEFITS - Summary of RSUs and SEUs at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,081,984
Fair value at grant date ($)	$ 178,303
Expense	$ 47,468
RSUs | from 36.30 to 42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ 973
RSUs | from 36.30 to 42.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 36.30
RSUs | from 36.30 to 42.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 42.00
RSUs | from 46.00 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	60,849
Fair value at grant date ($)	$ 5,316
Expense	$ 1,598
RSUs | from 46.00 to 55.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 46.00
RSUs | from 46.00 to 55.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 55.07
RSUs | from 52.10 to 103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	119,505
Fair value at grant date ($)	$ 17,901
Expense	$ 8,766
RSUs | from 52.10 to 103.75 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 52.10
RSUs | from 52.10 to 103.75 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 103.75
RSUs | from 104.25 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	117,334
Fair value at grant date ($)	$ 32,540
Expense	$ 18,828
RSUs | from 104.25 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 104.25
RSUs | from 104.25 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
RSUs | from 184.00 to 328.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	784,296
Fair value at grant date ($)	$ 122,546
Expense	$ 17,303
RSUs | from 184.00 to 328.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 184.00
RSUs | from 184.00 to 328.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 328.96
Non employees RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	7,743
Fair value at grant date ($)	$ 1,414
Expense	$ 552
Non employees RSU | from 104.25 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ (251)
Non employees RSU | from 104.25 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 104.25
Non employees RSU | from 104.25 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
Non employees RSU | from 184.00 to 328.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ 343
Non employees RSU | from 184.00 to 328.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 184.00
Non employees RSU | from 184.00 to 328.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 328.96
Non employees RSU | from 138.00 to 268.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	7,743
Fair value at grant date ($)	$ 1,414
Expense	$ 460
Non employees RSU | from 138.00 to 268.31 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 138.00
Non employees RSU | from 138.00 to 268.31 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	268.31
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 159.12	$ 276.51
Number of Restricted Stock Units (in shares) | shares	1,089,727	579,492	664,345
Fair value at grant date ($)	$ 179,717
Expense	$ 48,020
SEU
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 168.16	$ 0
Number of Restricted Stock Units (in shares) | shares	57,779	0	0
Fair value at grant date ($)	$ 13,320
Expense	$ 4,493
SEU | from 36.30 to 42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 268.05
Number of Restricted Stock Units (in shares) | shares	32,371
Fair value at grant date ($)	$ 8,696
Expense	$ 2,894
SEU | from 46.00 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 210.07
Number of Restricted Stock Units (in shares) | shares	2,918
Fair value at grant date ($)	$ 615
Expense	$ 237
SEU | from 52.10 to 103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 181.2
Number of Restricted Stock Units (in shares) | shares	16,984
Fair value at grant date ($)	$ 3,073
Expense	$ 1,221
SEU | from 104.25 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 169.78
Number of Restricted Stock Units (in shares) | shares	5,506
Fair value at grant date ($)	$ 936
Expense	$ 141